Income taxes - Schedule of temporary differences for which no deferred tax asset is recognised (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Temporary Differences For Which No Deferred Tax Asset Is Recognised Abstract
Non-capital losses - Canada	$ 106,969,370	$ 96,555,590	$ 88,880,329
Net-operating loss - US	5,073,170	5,073,167	5,073,156
Share-issuance costs	299,950	631,807	1,046,314
Capital losses carried forward	3,411,920	3,248,902	3,534,651
Other investments	0	2,320,154	2,528,002
IFRS 16	0	294	5,814
Digital assets	913,630	0	0
Property, plant and equipment	855,630	1,249,717	849,854
Total	$ 117,523,670	$ 109,079,631	$ 101,918,120